Deferred Grant Income	12 Months Ended
Sep. 30, 2023
Deferred Grant Income
Deferred Grant Income	13. Deferred Grant Income Total funds received of $4.2 million, of which $nil was recognized as revenue during the year ended September 30, 2023 (2022: $400).